Liabilities related to associates and joint ventures	6 Months Ended
Jun. 30, 2021
Liabilities related to associates and joint ventures
Liabilities related to associates and joint ventures

21. Liabilities related to associates and joint ventures

In November 2015, the Fundão tailings dam owned by Samarco Mineração S.A. (Samarco) failed, releasing tailings downstream, flooding certain communities and causing impacts on communities and the environment along the Doce river. The rupture resulted in 19 fatalities and caused property and environmental damage to the affected areas. Samarco is a joint venture equally owned by Vale S.A. and BHP Billiton Brasil Ltda. (‘‘BHPB’’).

In June 2016, Samarco, Vale and BHPB created the Fundação Renova, a not-for-profit private foundation, to develop and implement (i) social and economic remediation and compensation programs and (ii) environmental remediation and compensation programs in the region affected by the dam rupture. The creation of Fundação Renova was provided for under the agreement for settlement and conduct adjustment (the ‘‘Framework Agreement’’) signed in March 2016 by Vale, BHPB, Samarco, the Brazilian federal government, the two Brazilian states affected by the rupture (Minas Gerais and Espírito Santo) and other governmental authorities.

In June 2018, Samarco, Vale and BHPB entered into a comprehensive agreement with the offices of the federal and state (Minas Gerais and Espírito Santo) prosecutors, public defenders and attorney general, among other parties, improving the governance mechanism of Fundação Renova and establishing, among other things, a process for potential revisions to the remediation programs provided under the Framework Agreement based on the findings of experts hired by Samarco to advise the MPF (Federal Prosecutor’s Office) over a two-year period (the ‘‘June 2018 Agreement’’). Under the Framework Agreement, the June 2018 Agreement and Renova’s by-laws, Fundação Renova must be funded by Samarco, but to the extent that Samarco is unable to fund, Vale and BHPB must ratably bear the funding requirements Under the Framework Agreement.

On April 9, 2021, Samarco announced the request for Judicial Reorganization (“RJ”) was filed with the Minas Gerais Court to renegotiate its debt, which is held by bondholders abroad. The purpose of RJ is to restructure Samarco’s debts and establish an independent and sustainable financial position, allowing Samarco to keep working to resume its operations safely and to fulfill its obligations related to the Renova Foundation.

The RJ does not affect Samarco's obligation to remediate and compensate the impacts of the Fundão tailings dam failure. However, as Samarco began the gradual resumption of operations in December 2020, it is not yet possible to reliably estimate when Samarco will generate cash to comply with its assumed obligation in the TTAC. Thus, the liability recorded by Vale on June 30, 2021 does not consider Samarco's potential cash flows generation. Therefore, the RJ did not have any additional impact on these interim financial statements.

In addition, the Company has a provision of US$225 (US$ 221 as at December 31, 2020) for the de-characterization of the Germano dam.

Movements during the period

	2021	2020
Balance at January 1,	2,074	1,700
Provision	560	566
Disbursements	(137)	(169)
Present value valuation	(71)	40
Translation adjustment	65	(468)
Balance at June 30,	2,491	1,669

	June 30, 2021	December 31, 2020
Current liabilities	1,467	876
Non-current liabilities	1,024	1,198
Liabilities	2,491	2,074

Renova Foundation

During the second quarter of 2021, Fundação Renova reviewed the assumptions used on the preparation of the estimates incorporated into the mitigation and compensation programs mainly due recent judicial decisions increasing the scope of some TTAC programs. The periodic review, resulted in an additional provision of US$560 (R$2,820 million), which corresponds to its portion of the responsibility to support the Renova Foundation.

Samarco’s working capital

In addition to the provision, Vale S.A. made available US$21 during the first quarter of 2021 (2020: US$56), which was fully used to fund Samarco’s working capital. This expense was recognized as “Equity results and other results in associates and joint ventures”. No amount was made available during the three-month period ended June 30, 2021 (2020: US$20). Vale S.A. may provide an additional short-term credit facility up to US$64 in 2021.

Contingencies related to Samarco accident

These proceedings include public civil actions brought by Brazilian authorities and multiple proceedings involving claims for significant amounts of damages and remediation measures. The Company expects the Framework Agreements to represent the settlement of the public civil action brought by the MPF and other related proceedings. There are also putative securities class actions in the United States against Vale and some of its current and former officers and a criminal proceeding in Brazil. The main updates regarding the lawsuits in the period were as follows:

(i) Public Civil Action filed by the Federal Government and others and public civil action filed by the Federal Public Prosecutors ("MPF")

The Framework Agreement (“TAC-Gov”) considers the renegotiation of the Renova Foundation's reparation programs depending on the results of the studies carried out by the experts. The negotiations started in April 2021 and a letter of principles was signed in June 2021 by Vale, BHP and Samarco with the representatives of the government and various justice institutions. Based on terms set on this letter, there has been a request from the MPF to a new suspension of the proceedings for 120 days in order to continue the extrajudicial negotiation.

In March 2021, a new incidental proceeding (“Eixo Prioritário”) was initiated, at the request of the Federal Attorney General’s Office (“AGU”), with the purpose of discuss a restructure on Renova Foundation's organizational management structure, the “Eixo Prioritário

13”. There was granted an injunction for an expert procedure and diagnosis report to be made at the Renova Foundation, in particular of its governance mechanisms. The companies filed a motion for clarification, arguing that, in order to remedy the alleged inefficiency of the governance system that permeates the reparation, it is appropriate to expand the scope of the expert's analysis, to consider the entire management structure of such measures, created with the TTAC, and requesting that the expert also assess the external management carried out by the Interfederative Committee (“CIF”) in the scope of the preliminary diagnosis.

The “Eixo Prioritário 7”, which relates to the individual compensation of Renova Foundation, has a risk in relation to decisions that could be decided in favor to the claims to include new categories of professional damages and new areas. Depending on the outcome of these proceedings, the provision recorded by the Company may have a material impact in future reporting periods.

(ii) Class Action in the United States

In March 2017, the holders of securities issued by Samarco Mineração S.A. filed a potential collective action in the New York Federal Court against Samarco, Vale, BHP Billiton Limited, BHP Billiton PLC and BHP Brasil Ltda. based on U.S. Federal Securities laws, which was dismissed without prejudice, in June 2019. In December 2019 the plaintiffs filed a Notice of Appeal to the NY Court of Appeals.

In January 2021, it was held a hearing before the Second Circuit of the New York State Court of Appeals. In March 2021 the Second Circuit denied the plaintiff’s appeal. This decision became res judicata in June 2021, since no further appeal has been filed by the Plaintiff. Thus, the case is closed and should be filed by the Court.

(iii) Criminal proceeding

In September 2019, the federal court of Ponte Nova dismissed all criminal charges against Vale representatives relating to the first group of charges, which concerns the results of the Fundão dam failure, remaining only the legal entity in the passive pole.  The second group of charges against Vale S.A. and one of the Company’s employees, which concerns the accusation of alleged crimes committed against the Environmental Public Administration, remained unchanged. In June 2021, the Company filed an appeal with the Superior Court of Justice against the decision of the Federal Regional Court of the 1st Region that did not decided in favor of Vale. In July 2021, the Federal Prosecutor filed an appeal with the Federal Regional Court of the 1st Region, against the judge's decision that rejected the resumption of the procedural instruction, requesting the review of the decision. The Company cannot estimate when a final decision on the case will be issued.

Insurance

Since the Fundão dam rupture, the Company has been negotiating with insurers the indemnification payments based on its general liability policies. For the period ended June 30, 2021, the Company received payments in the amount of US$33, and recognized a gain in the income statement as “Equity results and other results in associates and joint ventures”.